Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2018			December 31, 2017
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights(a)	$89,430	$(58,895)	$30,535	$89,550	$(54,785)	$34,765
Brands(a)	923	(708)	215	2,134	(1,152)	982
Licensing agreements and other	1,436	(1,140)	296	1,911	(1,096)	815
	91,788	(60,743)	31,045	93,595	(57,033)	36,562
Indefinite-lived intangible assets
Brands and other(a)	1,994		1,994	6,929		6,929
IPR&D(a)	2,171		2,171	5,249		5,249
	4,165		4,165	12,179		12,179
Identifiable intangible assets(b)	$95,954	$(60,743)	$35,211	$105,774	$(57,033)	$48,741

(a)
The changes in the gross carrying amount of Developed technology rights, Brands, Brands and other and IPR&D primarily reflect (i) the reclassification of $6.1 billion of Brands and Brands and other to Assets held for sale during the fourth quarter of 2018 (see Note 2C), (ii) the transfer of $2.7 billion from IPR&D to Developed technology rights to reflect the approval of Xtandi in the U.S. for the treatment of men with non-metastatic castration-resistant prostate cancer, which is being developed through a collaboration with Astellas (see Note 2A), (iii) $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E), as well as impairments of $2.9 billion of Developed technology rights (see Note 4).

(b)
The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to the reclassification of $5.8 billion of intangible assets, net, ($6.3 billion total gross carrying amount) to Assets held for sale during the fourth quarter of 2018 (see Note 2C) and amortization and impairments, partially offset by additions, mainly consisting of $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E).

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2018
	IH	EH	WRD
Developed technology rights	76%	24%	—
Brands, finite-lived	—	100%	—
Brands, indefinite-lived	—	100%	—
IPR&D	65%	18%	17%

Schedule of Indefinite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2018			December 31, 2017
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights(a)	$89,430	$(58,895)	$30,535	$89,550	$(54,785)	$34,765
Brands(a)	923	(708)	215	2,134	(1,152)	982
Licensing agreements and other	1,436	(1,140)	296	1,911	(1,096)	815
	91,788	(60,743)	31,045	93,595	(57,033)	36,562
Indefinite-lived intangible assets
Brands and other(a)	1,994		1,994	6,929		6,929
IPR&D(a)	2,171		2,171	5,249		5,249
	4,165		4,165	12,179		12,179
Identifiable intangible assets(b)	$95,954	$(60,743)	$35,211	$105,774	$(57,033)	$48,741

(a)
The changes in the gross carrying amount of Developed technology rights, Brands, Brands and other and IPR&D primarily reflect (i) the reclassification of $6.1 billion of Brands and Brands and other to Assets held for sale during the fourth quarter of 2018 (see Note 2C), (ii) the transfer of $2.7 billion from IPR&D to Developed technology rights to reflect the approval of Xtandi in the U.S. for the treatment of men with non-metastatic castration-resistant prostate cancer, which is being developed through a collaboration with Astellas (see Note 2A), (iii) $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E), as well as impairments of $2.9 billion of Developed technology rights (see Note 4).

(b)
The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to the reclassification of $5.8 billion of intangible assets, net, ($6.3 billion total gross carrying amount) to Assets held for sale during the fourth quarter of 2018 (see Note 2C) and amortization and impairments, partially offset by additions, mainly consisting of $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E).

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2018
	IH	EH	WRD
Developed technology rights	76%	24%	—
Brands, finite-lived	—	100%	—
Brands, indefinite-lived	—	100%	—
IPR&D	65%	18%	17%

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2019 through 2023:
(MILLIONS OF DOLLARS)	2019	2020	2021	2022	2023
Amortization expense	$4,581	$3,552	$3,467	$3,217	$2,920

Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	IH	EH	Total
Balance, January 1, 2017	$30,134	$24,315	$54,449
Additions(a)	572	92	664
Other(b)	435	404	840
Balance, December 31, 2017	31,141	24,811	55,952
Other(c)	(2,264)	(277)	(2,541)
Balance, December 31, 2018	$28,877	$24,534	$53,411

(a)
IH additions primarily represent measurement period adjustments related to our Medivation acquisition, and EH additions relate to our acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A).

(b)	Primarily reflects the impact of foreign exchange and an adjustment of our estimate of goodwill associated with the HIS net assets sold.

(c)
Primarily reflects the impact of the reclassification of $2.0 billion to Assets held for sale during the fourth quarter of 2018 (see Note 2C), foreign exchange and the contribution of the allogeneic CAR T developmental program assets and operations to Allogene that constituted a business for accounting purposes (see Note 2B).